Vessels Under Construction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Vessels under construction at January 1	$ 150,492
Payments to shipyard	180,629	$ 239,179	$ 236,648
Vessels under construction at December 31		150,492
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Vessels under construction at January 1	150,492	170,776
Other payments including initial stores and site costs	4,783	12,580
Capitalized interest	1,715	5,067
Transfer to vessels in operation	(331,121)	(259,463)
Vessels under construction at December 31		150,492	$ 170,776
Vessels Under Construction [Member] | Shipyard [Member]
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 174,131	$ 221,532